Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	£ 58	£ 53
Net finance cost	(26)	(40)
Past service cost	0	(4)
Other movements	2	0
Total	£ 34	£ 9